Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV — Reinsurance
Schedule IV — Reinsurance

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2018
Life insurance in force	$207,434	$81,186	$243,161	$369,409	65.8%
Premiums and contract charges:
Life insurance	$994	$266	$754	$1,482	50.9%
Accident and health insurance	1,007	24	—	983	—%
Property and casualty insurance	34,977	1,016	87	34,048	0.3%
Total premiums and contract charges	$36,978	$1,306	$841	$36,513	2.3%
Year ended December 31, 2017
Life insurance in force	$188,186	$86,642	$259,671	$361,215	71.9%
Premiums and contract charges:
Life insurance	$936	$276	$787	$1,447	54.4%
Accident and health insurance	958	27	—	931	—%
Property and casualty insurance	33,221	971	50	32,300	0.2%
Total premiums and contract charges	$35,115	$1,274	$837	$34,678	2.4%
Year ended December 31, 2016
Life insurance in force	$167,355	$90,011	$275,008	$352,352	78.0%
Premiums and contract charges:
Life insurance	$877	$279	$818	$1,416	57.8%
Accident and health insurance	889	30	—	859	—%
Property and casualty insurance	32,249	987	45	31,307	0.1%
Total premiums and contract charges	$34,015	$1,296	$863	$33,582	2.6%

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2018, 2017 or 2016.